Leases (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating Leases, Rent Expense, Net		$ 42.1	$ 34.8
Operating Leases, Income Statement, Contingent Revenue		$ 51.8	$ 24.9
Operating Lease, Variable Lease Income	$ 58.4
Processing Equipment [Member]
Property, Plant and Equipment [Line Items]
Operating lease, right-of-use asset, gross	231.2
Storage Tanks [Member]
Property, Plant and Equipment [Line Items]
Operating lease, right-of-use asset, gross	77.4
Pipelines [Member]
Property, Plant and Equipment [Line Items]
Operating lease, right-of-use asset, gross	49.8
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Operating lease, right-of-use asset, gross	$ 32.1